Long-Term Debt - Schedule of Principal Maturities on the Term Loan (Details) (fuboTV Inc. Pre-Merger) (10-K) - Fubo TV Pre-Merger [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 5,000
2021	7,500
2022	12,500
Principal Maturities of Term Loan	$ 25,000